UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

Semi-Annual Report
June 30, 2014

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

June 30, 2014

The Changing Parameters Portfolio (the “Portfolio”), a series of Northern Lights Variable Trust, began trading on October 2, 2007. The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors. When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and moves into shorter duration sectors of the bond market and/or money market instruments.

The Portfolio’s results for the 6-month period ending June 30, 2014 were positive. Gains in mutual fund bond investments were the primary contributor to the increase in share price. Top performing sectors included High Yield bond, Multi-Sector bond, and High Yield Muni bond funds. All positions were consistent with the Portfolio’s overall investment strategy. The Portfolio’s opening price for the period was $9.22 a share, and as of the end of the period it was $9.63. The Portfolio’s return for the 6-month period was not as great as the return for the Barclay’s Long Treasury Index or the Portfolio’s Blended Benchmark.

Portfolio management for the period emphasized safety and sought to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the potential for dramatic swings, while at the same time generated slower but steadier risk adjusted long-term growth.

David Levenson	Howard Smith
Portfolio Manager	Portfolio Manager

The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”). The Russell 2000® measures the performance of the small-cap segment of the U.S. equity universe, and it includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Changing Parameters Portfolio Blended Benchmark consists of 50% Barclays Long Treasury Index, 30% NASDAQ 100® Index and 20% Russell 2000® Index. Index returns do not reflect a deduction for fees, expenses, or taxes. Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns. The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual fund investing involves risk, including loss of principal. An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Portfolio is contained in the Portfolio’s prospectus. To obtain an additional copy of the prospectus call 1-650-327-7705. Please read the prospectus carefully before investing. The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code:2215-NLD-7/17/2014

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Changing Parameters Portfolio

Portfolio Performance Since Inception through June 30, 2014* (Unaudited)

Annualized Total Returns as of June 30, 2014
	Six Months	One Year	Three Year	Five Year	Since Inception*
Changing Parameters Portfolio	4.45%	5.08%	4.85%	1.56%	0.58%
Barclays Long Treasury Index**	12.14%	6.26%	8.80%	7.36%	7.56%
Changing Parameters Portfolio Blended Benchmark***	8.48%	16.66%	13.18%	14.24%	8.43%

*	The Portfolio commenced operations on October 2, 2007.

**	The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. Equity universe, and it includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Investors cannot invest directly in an index.

***	The Changing Parameters Portfolio Blended Benchmark consists of 50% Barclays Long Treasury Index, 30% NASDAQ 100 Index and 20% Russell 2000® Index.

The performance data quoted is historical. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Portfolio distributions or the redemption of the Portfolio’s shares, as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s total operating expenses, before any fee waiver, are 3.37% per the May 1, 2014 prospectus. For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of June 30, 2014

% of Net Assets
Mutual Funds (Debt)	82.6%
Exchange Traded Funds (Debt)	19.2%
Short Term Investments & Liabilities In Excess Of Other Assets	(1.8)%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

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Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 82.6%
	DEBT FUNDS - 82.6%
160,871	Invesco Floating Rate Fund - Y Shares	$1,282,140
256,428	John Hancock High Yield - I Shares	1,015,454
194,573	Loomis Sayles Bond Fund - Institutional Class	3,085,930
137,399	MainStay High Yield Municipal Bond - I Shares	1,603,922
177,546	MFS High Yield Opportunities Fund - I Shares	1,194,886
161,711	Northeast Investors Trust	1,070,528
68,064	Nuveen High Yield Fund - I Shares	1,145,522
98,539	Pioneer High Yield Fund - Y Shares	1,084,918
183,260	TCW Emerging Markets Income Fund - Institutional Class	1,610,858
	TOTAL MUTUAL FUNDS (Cost $12,682,630)	13,094,158

	EXCHANGE TRADED FUNDS - 19.2%
	DEBT FUNDS - 19.2%
14,860	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,588,088
58,468	PowerShares Senior Loan Portfolio	1,454,099
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,034,565)	3,042,187

	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
4,745	Federated Government Obligations Fund, Institutional 0.01% +	4,745
	TOTAL SHORT-TERM INVESTMENT (Cost $4,745)

	TOTAL INVESTMENTS - 101.8% (Cost $15,721,940) (a)	$16,141,090
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(279,815)
	NET ASSETS - 100.0%	$15,861,275

+	Reflects 7-day effective yield at June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $15,721,940 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$419,150
Unrealized depreciation:	—
Net unrealized appreciation:	$419,150

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

Assets:
Investments in Securities at Value (identified cost $15,721,940)	$16,141,090
Dividends and Interest Receivable	41,440
Deposits with Broker	9,860
Prepaid Expenses and Other Assets	246
Total Assets	16,192,636

Liabilities:
Line of Credit Balance	247,920
Payable for Securities Purchased	37,698
Accrued Advisory Fees	15,688
Fees Payable to Other Affiliates	13,063
Accrued Distribution Fees	6,046
Payable for Portfolio Shares Redeemed	799
Other Accrued Expenses	10,147
Total Liabilities	331,361

Net Assets (Unlimited shares of no par value authorized; 1,647,856 shares of beneficial interest outstanding)	$15,861,275

Net Asset Value, Offering and Redemption Price Per Share
($15,861,275/ 1,647,856 shares of beneficial interest outstanding)	$9.63

Composition of Net Assets:
At June 30, 2014, Net Assets consisted of:
Paid-in capital	$15,424,054
Undistributed net investment income	478,417
Accumulated net realized loss on investments	(460,346)
Net unrealized appreciation on investments	419,150
Net Assets:	$15,861,275

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividend Income	$370,767
Interest Income	21
Total Investment Income	370,788

Expenses:
Investment Advisory Fees	115,991
Distribution Fees	34,797
Administration Fees	18,314
Transfer Agent Fees and Expenses	14,056
Fund Accounting Fees	10,703
Audit Fees	7,923
Chief Compliance Officer Fees	6,260
Trustees’ Fees	5,659
Legal Fees	5,287
Custody Fees	4,133
Interest Expense	3,762
Printing Expenses	2,004
Insurance Expenses	376
Miscellaneous Expenses	121
Total Expenses	229,386
Less: Fees Waived by Adviser	(51,620)

Net Expenses	177,766

Net Investment Income	193,022

Net Realized and Unrealized Gain on Investments:
Net Realized Gain From Security Transactions	39,118
Distributions of Realized Gains From Underlying Investment Companies	6,891
Net Change in Unrealized Appreciation of Investments	423,021
Net Realized and Unrealized Gain on Investments	469,030

Net Increase in Net Assets Resulting From Operations	$662,052

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	June 30, 2014	December 31, 2013
	(Unaudited)
Operations:
Net Investment Income	$193,022	$292,291
Net Realized Gain on Security Transactions	39,118	501,912
Distributions of Realized Gains From Underlying Investment Companies	6,891	71,925
Net Change in Unrealized Appreciation (Depreciation) of Investments	423,021	(508,799)
Net Increase in Net Assets Resulting From Operations	662,052	357,329

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.31 per share, respectively)	—	(493,335)
Total Distributions to Shareholders	—	(493,335)

Beneficial Interest Transactions:
Proceeds from Shares Issued (43,364 and 271,776 shares, respectively)	409,285	2,582,636
Distributions Reinvested (0 and 53,740 shares, respectively)	—	493,335
Cost of Shares Redeemed (60,277 and 233,191 shares, respectively)	(567,546)	(2,219,145)
Total Beneficial Interest Transactions	(158,261)	856,826

Increase in Net Assets	503,791	720,820

Net Assets:
Beginning of Period	15,357,484	14,636,664
End of Period *	$15,861,275	$15,357,484

*Includes Undistributed Net Investment Income at End of Period	$478,417	$285,395

See accompanying notes to financial statements.

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Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
	(Unaudited)

Net Asset Value, Beginning of Period	$9.22		$9.31		$8.69		$8.85	$9.14	$9.76
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.12		0.18		0.31		0.17	0.10	(0.18)
Net realized and unrealized gain (loss) on investments	0.29		0.04		0.48		(0.23)	(0.36)	(0.44)
Total from operations	0.41		0.22		0.79		(0.06)	(0.26)	(0.62)

Less Distributions:
From net investment income	—		(0.31)		(0.17)		(0.10)	—	—
From net realized gains on investments	—		—		—		—	(0.03)	—
Total Distributions	—		(0.31)		(0.17)		(0.10)	(0.03)	—

Net Asset Value, End of Period	$9.63		$9.22		$9.31		$8.69	$8.85	$9.14

Total Return (b)	4.45	%(h)	2.33%		9.12%		(0.72)%	(2.82)%	(6.35)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$15,861		$15,357		$14,637		$13,771	$13,932	$8,135
Ratio of expenses to average net assets:
Before expense reimbursement (c)	2.97	% (f)(g)	2.82	% (f)	2.88	% (e)	2.91%	2.95%	3.14%
Net of expense reimbursement (c)	2.30	% (f)(g)	2.28	% (f)	2.26	% (e)	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement (c,d)	1.83	% (f)(g)	1.40	% (f)	2.82	% (e)	1.23%	0.45%	(2.81)%
Net of expense reimbursement (c,d)	2.50	% (f)(g)	1.94	% (f)	3.44	% (e)	1.89%	1.15%	(1.92)%
Portfolio turnover rate	76	% (h)	396%		162%		390%	521%	1,611%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(c)	Does not reflect the expenses of the underlying funds in which the Portfolio invests.

(d)	Timing of net investment income is affected by the timing of the distributions of the underlying funds.

(e)	Includes 0.01% for the year ended December 31, 2012 attributed to margin interest expense.

(f)	Includes 0.05% for the period ended June 30, 2014 and 0.03% for the year ended December 31, 2013, respectively, attributed to margin interest expense and line of credit fees.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

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Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

1.	Organization

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005. The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which

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Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,094,158	$—	$—	$13,094,158
Exchange Traded Funds	3,042,187	—	—	3,042,187
Short-Term Investments	4,745	—	—	4,745
Total	$16,141,090	$—	$—	$16,141,090

The Portfolio did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Portfolio’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Credit Facility – The Portfolio has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $1,500,000 or 30% of the Fund’s daily market value. The Fund will be charged an annual fee of 1% of $1,500,000 for this agreement. Borrowings under this agreement bear interest at a rate equal to the London Interbank Offered Rate plus 1.25%, per annum, on the principal balance outstanding. During the six months ended June 30, 2014, the Portfolio incurred $3,762 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended June 30, 2014 were $595,761 and 1.40%, respectively. The largest outstanding borrowing during the six months ended June 30, 2014 was $1,246,503. As of June 30, 2014, the Portfolio had $247,920 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income and net realized gains, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2011 - 2013 and expected to be taken in 2014 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolio has identified it’s major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Portfolio will declare and pay net realized capital gains, if any, annually also recorded on the ex-date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

10

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Advisory Fee and Other Related Party Transactions

Advisory Fees – Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolio, and Changing Parameters, LLC (the “Adviser”) (the “Advisory Agreement”), investment advisory services are provided to the Portfolio. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2014, the Adviser earned $115,991 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2015, to limit the Portfolio’s total operating expenses (other than front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser))) by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%. Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three fiscal years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above. For the six months ended June 31, 2014, the Adviser waived advisory fees totaling $51,620. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $265,036 at December 31, 2013, and will expire on December 31 of the following years: 2014 - $93,601; 2015 - $89,649; 2016 – $81,786.

Pursuant to a separate servicing agreement with Gemini Fund Services, LLC (“GFS”), the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolio.

4.	Distribution plan

The Board, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940’s Act. The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% of the Portfolio average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company for distribution and promotional activities and services.

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Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

5.	Investment Transactions

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $11,965,595 and $11,616,638, respectively.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2014, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the period ended December 31, 2013 and December 31, 2012 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2013	December 31, 2012
Ordinary Income	$493,335	$266,614
	$493,335	$266,614

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$291,550	$—	$(498,189)	$(6,155)	$(8,166)	$(3,871)	$(224,831)

The difference between book basis and tax basis undistributed net investment/ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The fund incurred and elected to defer such capital losses of $8,166.

At December 31, 2013, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiring
$498,189	$—	$498,189	12/31/2018

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

June 30, 2014

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During the Period* (1/1/14 to 6/30/14)
Actual	$1,000.00	$1,044.50	$11.66
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48

*	Expenses Paid During the Period are equal to the Portfolio’s annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ending June 30, 2014).
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15

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

16

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   direct us to buy securities or direct us to sell your securities

●   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●   affiliates from using your information to market to you.

●   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
17

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

How to Obtain Proxy Voting Information
Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/14